S-K 1602(c) Dilution	Dec. 22, 2025 USD ($) $ / shares shares
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.07)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.99
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.01
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (860,978)
Net Tangible Book Value Amount of Dilution	281,974,946
Net Tangible Book Value Adjusted	$ 281,974,946
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	40,200,000
No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 0
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.07)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.57
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.43
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (860,978)
Net Tangible Book Value Amount of Dilution	290,974,946
Net Tangible Book Value Adjusted	$ 5,000,001
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	11,602,506
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (285,974,975)
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	300,480,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	300,480,000
Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	655,924
Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	655,924
Deferred Underwriting Commissions [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(9,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	0
Advisory fee [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(9,000,000)
Advisory fee [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(9,000,000)
Over Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	(300,000)
Over Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (300,000)
Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,500,000)
Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,500,000)
Private Placement Shares [Member] | No Redemption [Member] | PIPE Financing [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	200,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	200,000
Ordinary shares offered [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	30,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	30,000,000
Ordinary Shares Redeemed [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	0
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(28,597,590)